CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds, Inc. (1933 Act File No. 33-45961; 1940 Act File No. 811-6569) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from that contained in Post-Effective Amendment No. 21 ("Amendment No. 21") to its Registration Statement on Form N-1A, which is the Registrant's most recent post-effective amendment, and (b) that Amendment No. 21 was filed electronically.

IVY FUNDS, INC.

Dated: February 4, 2004	By:	/s/Kristen A. Richards
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Kristen A. Richards
Vice President, Secretary and
Associate General Counsel